Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee does not maintain a formal policy with respect to the timing of equity awards; however, awards are generally granted at regularly scheduled meetings or in connection with specific compensation actions and are not timed to take advantage of material nonpublic information. While the Company’s equity plan permits the grant of stock options, the Company did not make any equity grants to our executives in 2025.
Award Timing Method [Text Block]	While the Company’s equity plan permits the grant of stock options, the Company did not make any equity grants to our executives in 2025.
Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee does not maintain a formal policy with respect to the timing of equity awards; however, awards are generally granted at regularly scheduled meetings or in connection with specific compensation actions and are not timed to take advantage of material nonpublic information.